Consolidated Statements of Changes in Stockholders'/Members' Equity - USD ($) $ in Thousands	Total	Adjustment related to adoption of ASC 606 [Member]	Balance, January 1, 2019 as adjusted [Member]	Controlling Interest [Member]	Controlling Interest [Member] Adjustment related to adoption of ASC 606 [Member]	Controlling Interest [Member] Balance, January 1, 2019 as adjusted [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Balance, January 1, 2019 as adjusted [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulateds Deficit) [Member]
Beginning balance at Dec. 31, 2018	$ 4,808	$ (1,202)	$ 3,606	$ 4,828	$ (1,202)	$ 3,626	$ (20)	$ (20)
Net income	2,970			2,935			35
Contributions	594			594
Distributions	(4,663)			(4,663)
Ending balance at Dec. 31, 2019	2,507			2,492			15
Ending balance at Dec. 31, 2019	2,507
Net income	847			831			16
Distributions	(65)			(65)
Ending balance at Jun. 30, 2020	3,289			3,258			31
Beginning balance at Dec. 31, 2019	2,507			2,492			15
Net income	635			615			20
Distributions	(6,007)			(5,972)			(35)
Ending balance at Dec. 15, 2020	(2,865)			(2,865)
Beginning balance at Dec. 31, 2019	2,507
Ending balance at Dec. 15, 2020	46,022								$ 1	$ 53,594	$ (7,573)
Beginning balance at Mar. 31, 2020	3,264			3,244			20
Net income	70			59			11
Distributions	(45)			(45)			0
Ending balance at Jun. 30, 2020	3,289			3,258			$ 31
Beginning balance at Dec. 15, 2020	(2,865)			$ (2,865)
Net income	5,348										5,348
Share-based compensation	818									818
Stock issued in acquisition of BurgerFi	103,680								1	103,679
Contingent consideration in acquisition of BurgerFi	103,207									103,207
Ending balance at Dec. 31, 2020	259,075								$ 2	261,298	(2,225)
Ending Balance , Shares at Dec. 31, 2020									17,541,838
Net income	781										781
Share-based compensation	3,042									3,042
Shares issued for share-based compensation	$ 75									75
Shares issued for share-based compensation, Shares									5,000
Shares issued for warrant exercises, Shares	7,969								7,969
Exchange of UPO units, Shares	283,669								283,669
Ending balance at Jun. 30, 2021	$ 262,973								$ 2	264,415	(1,444)
Ending Balance , Shares at Jun. 30, 2021									17,838,476
Net income	8,991										8,991
Beginning balance at Mar. 31, 2021	251,387								$ 2	261,820	(10,435)
Share-based compensation	2,595									2,595
Shares issued for warrant exercises, Shares									7,969
Ending balance at Jun. 30, 2021	$ 262,973								$ 2	$ 264,415	$ (1,444)
Beginning Balance , Shares at Mar. 31, 2021									17,830,507
Ending Balance , Shares at Jun. 30, 2021									17,838,476